Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Mar. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Maximum Eligible Per Employee, Annual Bonus in DSUs And Or RSUs	50.00%
Percentage Of DSUs or RSUs Granted From the Company Of The Bonus in DSUs or RSUs	25.00%
Share Based Expenses, Percentage of Fair Value Bonus DSUs/RSUs	125.00%